                                             STATE STREET NAVIGATOR SECURITIES
                                             LENDING PRIME PORTFOLIO
                                             ANNUAL REPORT
                                             DECEMBER 31, 1998

--------------------------------------------------------------------------------
STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
ANNUAL REPORT AS OF DECEMBER 31, 1998
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS

The State Street Navigator Securities Lending Prime Portfolio (the "Fund") is a special purpose money market fund. 100% of Fund balances are derived from the collateral received from securities lending. The Fund has been managed consistently with the objective of providing liquidity and preserving capital while investing in high quality instruments and offering competitive returns.

The economy remained remarkably strong in 1998 as GDP rose 3.9%, the same as 1997. After GDP rose 5.4% in the first quarter, economic problems in Russia, Asia, and, to a lesser extent, South America led to a growing concern that the U.S. economy would slow. This concern led the Federal Reserve to lower interest rates three times, from 5.5% to 4.75%, during the second half of the year. This action by the Federal Reserve was supported by economic data that suggested some moderation in the expansion of economic activity from a brisk first quarter to moderate growth during the summer months, largely due to smaller purchases of U.S. exports by foreign buyers. The Federal Reserve felt that the decline in net exports would likely continue to restrain demand and production. Growth in employment had also slowed appreciably on balance during the summer months and through most of the fall, although labor markets remained tight with the unemployment rate falling from 4.5% to 4.3% by the end of the year. At their final meeting in December, the Federal Reserve left interest rates unchanged. This reflected its view that the international economic crisis had begun to subside and that further decreases in the Federal Funds rate would not be needed unless ongoing developments pointed to a more substantial decline in the growth of economic activity. This view was supported as fourth quarter GDP rose a surprisingly strong 5.6%.

The significant change in the economic environment from the first quarter of 1998 to the fourth quarter required a similar change in portfolio strategy. While the Fund's overall duration did not change appreciably throughout the year, we did maintain higher levels of short term liquidity as a result of the major market crises in the latter part of the year. The resulting credit and liquidity crises caused by problems in Russia, Brazil, and Asia, prompted the Federal Reserve Bank to lower short term interest rates three times in rapid succession in an effort to re-stabilize global markets. The Fund was able to benefit from such rate reductions, having maintained its moderate duration profile.

Traditionally the third and fourth quarters provide investment opportunities, which can enhance portfolio returns. However, while providing a competitive return is important, a great deal more emphasis was required on credit evaluations. We frequently reviewed both the direct and indirect exposure to trading counterparts with exposures to Asia, Russia, South America, and the emerging markets in an effort to maintain the preservation of capital. While liquidity was within the target range during the second half of 1998, we continued to increase liquidity in the fourth quarter, positioning the portfolio to meet unusual cash flow demand during the potentially volatile year-end.

We will continue to manage the Fund to meet objectives of offering competitive returns, adequate liquidity and a stable net asset value.


Robert P. Fort
Portfolio Manager
February 2, 1999

              STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                               SCHEDULE OF INVESTMENTS
                                  DECEMBER 31, 1998

         NAME OF ISSUER                           INTEREST     MATURITY         PRINCIPAL         AMORTIZED
       AND TITLE OF ISSUE                           RATE         DATE            AMOUNT             COST+
       ------------------                           ----         ----            ------             ----
COMMERCIAL PAPER - 35.89%
ASSET BACKED SECURITIES DIVERSIFIED - 15.48%
  Asset Securitization Cooperative Corp.          5.420%      01/14/1999   $    28,550,000     $    28,494,121
  Asset Securitization Cooperative Corp.          5.410%      01/22/1999        30,000,000          29,905,325
  Asset Securitization Cooperative Corp.          5.280%      02/12/1999        37,000,000          36,772,080
  Asset Securitization Cooperative Corp.          5.080%      03/10/1999        25,000,000          24,760,111
  Delaware Funding Corp.                          5.450%      01/15/1999        14,000,000          13,970,328
  Delaware Funding Corp.                          5.170%      01/19/1999        50,000,000          49,870,750
  Delaware Funding Corp.                          5.220%      01/25/1999        29,880,000          29,776,017
  Delaware Funding Corp.                          5.330%      01/27/1999        65,000,000          64,749,786
  Delaware Funding Corp.                          5.550%      01/29/1999        51,029,000          50,808,725
  Falcon Asset Securitization                     5.170%      01/11/1999        22,050,000          22,018,334
  Falcon Asset Securitization                     5.500%      01/11/1999        37,670,000          37,612,449
  Falcon Asset Securitization                     5.450%      01/15/1999        20,000,000          19,957,611
  Falcon Asset Securitization                     5.500%      01/22/1999        28,140,000          28,049,717
  Falcon Asset Securitization                     5.330%      01/25/1999         9,000,000           8,968,020
  Falcon Asset Securitization                     5.250%      02/03/1999        44,750,000          44,534,641
  Falcon Asset Securitization                     5.350%      02/05/1999        30,000,000          29,843,958
  Falcon Asset Securitization                     5.410%      02/09/1999        40,000,000          39,765,567
  Falcon Asset Securitization                     5.250%      02/17/1999        11,000,000          10,924,604
  Old Line Funding Corp.                          5.520%      01/08/1999        70,000,000          69,924,867
  Old Line Funding Corp.                          5.500%      01/13/1999        11,000,000          10,979,833
  Old Line Funding Corp.                          5.450%      01/14/1999        45,000,000          44,911,438
  Old Line Funding Corp.                          5.520%      01/15/1999        25,000,000          24,946,333
  Old Line Funding Corp.                          5.420%      01/27/1999        25,000,000          24,902,139
  Old Line Funding Corp.                          5.400%      01/28/1999        35,504,000          35,360,209
  Preferred Receivables Funding Corp.             5.570%      01/13/1999        59,115,000          59,005,243
  Preferred Receivables Funding Corp.             5.440%      01/21/1999        30,000,000          29,909,333
  Preferred Receivables Funding Corp.             5.350%      01/26/1999        20,000,000          19,925,695
  Preferred Receivables Funding Corp.             5.250%      02/01/1999        35,000,000          34,841,771
  Preferred Receivables Funding Corp.             5.250%      02/09/1999        26,630,000          26,478,542
  Preferred Receivables Funding Corp.             5.250%      02/10/1999        20,000,000          19,883,333
  Preferred Receivables Funding Corp.             5.200%      02/23/1999        50,000,000          49,617,222
  Preferred Receivables Funding Corp.             5.200%      02/25/1999        29,875,000          29,637,660
                                                                                               ---------------
                                                                                                 1,051,105,762
                                                                                               ---------------

BANK FOREIGN - 9.05%
  Commonwealth Bank Australia                     5.440%      02/26/1999        56,000,000          55,526,116
  Den Danske Corp.                                5.500%      01/06/1999        64,000,000          63,951,111
  Den Danske Corp.                                4.877%      06/14/1999        85,000,000          83,111,517
  Nordbanken North America, Inc.                  5.510%      01/27/1999       100,000,000          99,602,055
  UBS Finance Delaware, Inc.                      5.050%      01/15/1999       100,000,000          99,803,611
  Unifunding, Inc.                                5.260%      02/12/1999        75,000,000          74,539,750
  Woolwich Building Society                       5.120%      03/23/1999       140,000,000         138,387,200
                                                                                               ---------------
                                                                                                   614,921,360
                                                                                               ---------------


See Notes to Financial Statements.

              STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1998

         NAME OF ISSUER                           INTEREST     MATURITY         PRINCIPAL         AMORTIZED
       AND TITLE OF ISSUE                           RATE         DATE            AMOUNT             COST+
       ------------------                           ----         ----            ------             ----
COMMERCIAL PAPER - (CONTINUED)
BANK MULTINATIONAL - 3.53%
  Chase Manhattan Corp.                           4.980%      01/20/1999   $   100,000,000     $    99,737,167
  Morgan JP & Co., Inc.                           5.750%      03/10/1999        50,000,000          50,000,000
  Morgan JP & Co., Inc.(a)                        4.858%      09/15/1999        90,000,000          89,998,420
                                                                                               ---------------
                                                                                                   239,735,587
                                                                                               ---------------

BEVERAGES - 1.18%
  Coca Cola Enterprises, Inc.                     5.170%      01/21/1999        50,000,000          49,856,389
  Pepsico, Inc.                                   5.470%      01/15/1999        30,500,000          30,435,120
                                                                                               ---------------
                                                                                                    80,291,509
                                                                                               ---------------

FINANCE CAPTIVE - 2.20%
  Sears Roebuck Acceptance Corp.                  5.530%      02/02/1999        50,000,000          49,754,222
  Sears Roebuck Acceptance Corp.                  5.500%      02/04/1999        50,000,000          49,740,278
  Sears Roebuck Acceptance Corp.                  5.500%      02/05/1999        50,000,000          49,732,639
                                                                                               ---------------
                                                                                                   149,227,139
                                                                                               ---------------

FINANCE NON-CAPTIVE DIVERSIFIED - 4.45%
  General Electric Capital Corp.                  5.380%      01/26/1999        75,000,000          74,719,792
  General Electric Capital Corp.                  5.050%      03/10/1999        40,000,000          39,618,444
  General Electric Capital Corp.                  4.990%      04/21/1999        75,000,000          73,856,458
  General Electric Capital Corp.                  5.000%      04/28/1999        65,000,000          63,943,750
  General Electric Capital Corp.(a)               4.860%      05/04/1999        50,000,000          50,000,000
                                                                                               ---------------
                                                                                                   302,138,444
                                                                                               ---------------

TOTAL COMMERCIAL PAPER                                                                           2,437,419,801
                                                                                               ---------------

CERTIFICATES OF DEPOSIT - 30.88%
BANK FOREIGN - 22.86%
  Abbey National Treasury Services                5.510%      01/11/1999        50,000,000          50,000,672
  Abbey National Treasury Services(a)             5.417%      02/17/1999        75,000,000          74,993,395
  Abbey National Treasury Services                5.050%      11/12/1999        40,000,000          40,000,000
  Bank of Montreal (Chicago)                      5.045%      11/12/1999        45,000,000          44,986,894
  Bank of Scotland(a)                             5.455%      08/23/1999        77,000,000          76,965,982
  Barclays Bank Plc                               5.560%      02/25/1999        15,000,000          14,998,699
  Barclays Bank Plc(a)                            5.407%      06/01/1999        60,000,000          59,978,197
  Bayerische Hypotheken-und Wechsel Bank          5.125%      01/04/1999       205,000,000         205,000,000
  Bayerische Landesbank(a)                        5.405%      05/10/1999        75,000,000          74,979,105
  Bayerische Landesbank(a)                        5.494%      06/29/1999       100,000,000          99,961,439
  Bayerische Landesbank                           5.650%      07/23/1999        15,000,000          14,991,420
  Canadian Imperial Bank Commerce                 5.120%      04/05/1999        85,000,000          85,000,000
  Den Danske Corp.(a)                             5.200%      02/17/1999        75,000,000          75,000,000
  Den Danske Corp.(a)                             5.465%      04/15/1999        50,000,000          49,997,199
  Deutsche Bank AG                                5.690%      01/07/1999        75,000,000          75,000,226
  Deutsche Bank AG(a)                             5.110%      02/10/1999        55,000,000          55,000,000
  Deutsche Bank AG                                5.740%      04/15/1999        50,000,000          49,995,224
  Kredietbank N.V.                                5.695%      01/07/1999        50,000,000          49,999,646


See Notes to Financial Statements.

              STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1998

         NAME OF ISSUER                           INTEREST     MATURITY         PRINCIPAL         AMORTIZED
       AND TITLE OF ISSUE                           RATE         DATE            AMOUNT             COST+
       ------------------                           ----         ----            ------             ----
CERTIFICATES OF DEPOSIT - (CONTINUED)
BANK FOREIGN - (CONTINUED)
  Norddeutsche Landes Bank                        5.530%      02/11/1999   $    50,000,000     $    49,996,767
  Royal Bank Canada(a)                            5.545%      02/11/1999        50,000,000          49,995,900
  Svenska Handelsbanken, Inc.                     5.070%      02/01/1999        50,000,000          49,781,708
  Svenska Handelsbanken, Inc.                     5.820%      04/30/1999        50,000,000          49,989,083
  Svenska Handelsbanken, Inc.(a)                  5.163%      06/02/1999        30,000,000          29,990,712
  Svenska Handelsbanken, Inc.(a)                  5.445%      06/08/1999        50,000,000          49,984,048
  Svenska Handelsbanken, Inc.(a)                  5.442%      06/09/1999         8,000,000           7,997,431
  Svenska Handelsbanken, Inc.                     5.695%      07/30/1999        18,000,000          17,994,047
  Swedbank Sparbanken Svenge                      5.250%      01/05/1999        50,000,000          50,000,000
                                                                                               ---------------
                                                                                                 1,552,577,794
                                                                                               ---------------

BANK MULTINATIONAL - 1.40%
  Chase Manhattan Corp.                           5.100%      01/19/1999        50,000,000          50,000,000
  Chase Manhattan Corp.                           5.720%      05/17/1999        45,000,000          44,987,159
                                                                                               ---------------
                                                                                                    94,987,159
                                                                                               ---------------

BANK REGIONAL - 6.62%
  Bank One Corp.                                  5.745%      05/17/1999        50,000,000          49,984,806
  Corestates Bank NA(a)                           5.519%      04/23/1999        50,000,000          50,000,000
  Fleet National Bank(a)                          4.815%      03/19/1999        50,000,000          49,993,823
  Fleet National Bank(a)                          4.860%      03/19/1999        80,000,000          79,990,941
  Fleet National Bank                             5.218%      10/22/1999        70,000,000          70,000,000
  Fleet National Bank(a)                          5.265%      11/04/1999        75,000,000          74,968,459
  National City Bank(a)                           5.440%      03/08/1999        25,000,000          24,997,328
  National City Bank(a)                           5.450%      03/08/1999        50,000,000          49,994,656
                                                                                               ---------------
                                                                                                   449,930,013
                                                                                               ---------------

TOTAL CERTIFICATES OF DEPOSIT                                                                    2,097,494,966
                                                                                               ---------------

BANK NOTES - 19.62%
BANK FOREIGN - 1.37%
  Toronto Dominion Bank, New York Branch          5.710%      05/24/1999        45,000,000          44,984,811
  Toronto Dominion Bank                           5.030%      11/10/1999        28,000,000          27,990,738
  WESTPAC Banking Corp.                           5.730%      06/09/1999        20,000,000          19,994,160
                                                                                               ---------------
                                                                                                    92,969,709
                                                                                               ---------------

BANK MULTINATIONAL - 3.31%
  BankBoston NA(a)                                5.068%      07/23/1999        20,000,000          19,993,423
  BankBoston NA                                   5.269%      08/10/1999        50,000,000          49,983,833
  First National Bank of Chicago                  5.730%      05/07/1999        10,000,000           9,997,686
  Morgan Guaranty Trust Company of New York       5.710%      01/08/1999        45,000,000          45,000,207
  Morgan JP & Co., Inc.(a)                        5.213%      04/05/1999       100,000,000          99,992,442
                                                                                               ---------------
                                                                                                   224,967,591
                                                                                               ---------------


See Notes to Financial Statements.

              STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1998

         NAME OF ISSUER                           INTEREST     MATURITY         PRINCIPAL         AMORTIZED
       AND TITLE OF ISSUE                           RATE         DATE            AMOUNT             COST+
       ------------------                           ----         ----            ------             ----
BANK NOTES - (CONTINUED)
BANK REGIONAL - 14.64%
  Bank of Nova Scotia                             5.070%      04/06/1999   $    40,000,000     $    40,000,000
  Bank of Nova Scotia                             5.055%      11/12/1999        40,000,000          39,990,015
  Comerica Bank (Detroit, Michigan)(a)            5.531%      02/02/1999        80,000,000          79,997,257
  Comerica Bank (Detroit, Michigan)(a)            5.109%      06/10/1999        50,000,000          49,984,947
  Comerica Bank (Detroit, Michigan)(a)            5.445%      07/23/1999        15,000,000          14,993,409
  First Union National Bank North Carolina(a)     5.437%      11/17/1999        80,000,000          80,000,000
  Fleet National Bank(a)                          4.800%      05/11/1999        25,000,000          24,993,917
  Key Bank of New York(a)                         4.860%      02/22/1999       100,000,000          99,990,963
  Key Bank of New York(a)                         4.635%      05/12/1999        50,000,000          49,988,515
  Key Bank of New York(a)                         5.435%      07/21/1999        70,000,000          69,971,089
  NationsBank NA(a)                               4.830%      07/19/1999       100,000,000          99,980,068
  PNC Bank NA, Pittsburgh(a)                      4.820%      01/29/1999        75,000,000          74,995,509
  PNC Bank NA, Pittsburgh(a)                      4.800%      05/21/1999        69,000,000          68,980,524
  PNC Bank NA, Pittsburgh(a)                      4.790%      06/11/1999        45,000,000          44,982,135
  PNC Bank NA, Pittsburgh(a)                      5.491%      07/02/1999        50,000,000          49,980,419
  PNC Bank NA, Pittsburgh(a)                      5.412%      08/16/1999        50,000,000          49,977,071
  US Bancorp(a)                                   5.560%      10/08/1999        32,000,000          31,992,744
  US Bancorp(a)                                   5.611%      11/02/1999        24,000,000          23,994,084
                                                                                               ---------------
                                                                                                   994,792,666
                                                                                               ---------------

INSURANCE - 0.30%
  USAA Capital Corp.(b)                           6.570%      09/20/1999        20,000,000          20,187,912
                                                                                               ---------------

TOTAL BANK NOTES                                                                                 1,332,917,878
                                                                                               ---------------

CORPORATE OBLIGATIONS - 7.81%
BANK FOREIGN - 2.21%
  Abbey National Treasury Services                5.500%      02/02/1999        75,000,000          74,992,431
  Abbey National Treasury Services(a)             4.785%      07/26/1999        75,000,000          74,964,217
                                                                                               ---------------
                                                                                                   149,956,648
                                                                                               ---------------

BANK REGIONAL - 1.84%
  Key Bank NA(a)                                  4.645%      04/16/1999        35,000,000          34,986,067
  Wells Fargo & Company                           4.900%      10/06/1999        90,000,000          89,973,526
                                                                                               ---------------
                                                                                                   124,959,593
                                                                                               ---------------
ENTERTAINMENT - 0.74%
  Walt Disney Co.(a)                              4.865%      02/10/1999        50,000,000          49,998,660
                                                                                               ---------------

FINANCE CAPTIVE - 0.22%
  Caterpillar Financial Services(a)               5.220%      09/24/1999        15,000,000          14,998,907
                                                                                               ---------------


See Notes to Financial Statements.

              STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1998

         NAME OF ISSUER                           INTEREST     MATURITY         PRINCIPAL         AMORTIZED
       AND TITLE OF ISSUE                           RATE         DATE            AMOUNT             COST+
       ------------------                           ----         ----            ------             ----
CORPORATE OBLIGATIONS - (CONTINUED)
FINANCE NON-CAPTIVE DIVERSIFIED - 2.06%
  Associates Corporation North America(a)         4.900%      01/04/1999   $   100,000,000     $    99,999,863
  Household Finance Corp.(a)                      5.398%      07/26/1999        40,000,000          40,000,000
                                                                                               ---------------
                                                                                                   139,999,863
                                                                                               ---------------

INSURANCE - 0.74%
  General American Life Insurance(a)(c)           5.729%      01/29/1999*       50,000,000          50,000,000
                                                                                               ---------------

TOTAL CORPORATE OBLIGATIONS                                                                        529,913,671
                                                                                               ---------------

TIME DEPOSITS - 3.38%
BANK REGIONAL - 3.38%
  National City Bank                              4.250%      01/04/1999       150,000,000         150,000,000
  Sun Trust Banks Inc.                            1.500%      01/04/1999        79,813,000          79,813,000
                                                                                               ---------------
                                                                                                   229,813,000
                                                                                               ---------------

TOTAL TIME DEPOSITS                                                                                229,813,000
                                                                                               ---------------

ASSET BACKED - 1.69%
FINANCE NON-CAPTIVE CONSUMER - 0.59%
  Beneficial Corp.(a)                             5.512%      02/16/1999        40,000,000          40,008,587
                                                                                               ---------------

INSURANCE - 1.10%
  Tiers Trust(a)(b)                               5.565%      10/15/1999        75,000,000          74,940,208
                                                                                               ---------------

TOTAL ASSET BACKED                                                                                 114,948,795
                                                                                               ---------------

TOTAL INVESTMENTS - 99.27%                                                                       6,742,508,111
OTHER ASSETS LESS LIABILITIES - 0.73%                                                               49,779,209
                                                                                               ---------------
NET ASSETS - 100.00%                                                                           $ 6,792,287,320
                                                                                               ---------------
                                                                                               ---------------

(a)  Floating Rate Note - Interest rate shown is rate in effect at
     December 31, 1998.
(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, these securities amounted to $95,128,120 or 1.40% of the Fund's net assets.
(c) Illiquid security restricted as to resale, represents 0.74% of the Fund's net assets, with an acquisition date of December 30, 1998 and acquisition cost of $50,000,000.
 *   Variable maturity date.  Date shown is the date in effect at
     December 31, 1998. The Fund has the ability to put the security back to the issuer with 30 days' notice.
 +   See note 2 to the financial statements.


See Notes to Financial Statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at amortized cost . . . . . . . . . . . . . . . . . .     $  6,742,508,111
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  328
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           50,858,790
Deferred organization expense. . . . . . . . . . . . . . . . . . . . . . . . . .               92,703
Prepaid insurance. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               21,066
                                                                                     ----------------
     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        6,793,480,998
                                                                                     ----------------

LIABILITIES:
Dividend payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              976,168
Advisory fee payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              106,416
Administration fee payable . . . . . . . . . . . . . . . . . . . . . . . . . . .               44,832
Custodian fee payable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               34,531
Transfer agent fee payable . . . . . . . . . . . . . . . . . . . . . . . . . . .                8,644
Other accrued expenses and liabilities . . . . . . . . . . . . . . . . . . . . .               23,087
                                                                                     ----------------
     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,193,678
                                                                                     ----------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  6,792,287,320
                                                                                     ----------------
                                                                                     ----------------
NET ASSETS CONSIST OF:
Capital stock, $0.001 par value;
     6,792,287,194 shares issued and outstanding . . . . . . . . . . . . . . . .     $      6,792,287
Capital paid in excess of par. . . . . . . . . . . . . . . . . . . . . . . . . .        6,785,494,907
Accumulated net realized gain on investments . . . . . . . . . . . . . . . . . .                  126
                                                                                     ----------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  6,792,287,320
                                                                                     ----------------
                                                                                     ----------------

Net asset value, offering, and redemption price per share. . . . . . . . . . . .     $           1.00
                                                                                     ----------------
                                                                                     ----------------

See Notes to Financial Statements

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    407,045,340
                                                                                     ----------------

EXPENSES:
Advisory fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,274,890
Administration fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              500,450
Custodian fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              195,903
Transfer agent fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              104,901
Insurance expense. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               90,824
Legal fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               47,609
Amortization of organization expenses. . . . . . . . . . . . . . . . . . . . . .               39,162
Trustees fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               36,999
Audit fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               20,000
Miscellaneous expense. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                4,000
                                                                                     ----------------
     Total expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,314,738
                                                                                     ----------------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          404,730,602
                                                                                     ----------------

NET REALIZED GAIN ON INVESTMENTS
Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . .                1,771
                                                                                     ----------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . .     $    404,732,373
                                                                                     ----------------
                                                                                     ----------------


See Notes to Financial Statements

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             YEAR ENDED           YEAR ENDED
                                                                          DECEMBER 31, 1998    DECEMBER 31, 1997
                                                                          -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . .    $     404,730,602    $     247,470,322
Net realized gain (loss) on investments. . . . . . . . . . . . . . . .                1,771               (2,714)
                                                                          -----------------    -----------------
Net increase in net assets resulting from operations . . . . . . . . .          404,732,373          247,467,608
                                                                          -----------------    -----------------

DISTRIBUTIONS FROM:
     Net investment income . . . . . . . . . . . . . . . . . . . . . .         (404,730,602)        (247,470,322)
                                                                          -----------------    -----------------

FROM FUND SHARE TRANSACTIONS (AT CONSTANT $1.00 PER SHARE):
Proceeds from shares sold. . . . . . . . . . . . . . . . . . . . . . .       46,918,705,958       27,389,659,804
Issued to shareholders in reinvestment of dividends. . . . . . . . . .                    -          246,578,860
Cost of redemptions. . . . . . . . . . . . . . . . . . . . . . . . . .      (45,717,831,566)     (24,922,725,873)
                                                                          -----------------    -----------------
     Net increase in net assets from Fund share transactions . . . . .        1,200,874,392        2,713,512,791
                                                                          -----------------    -----------------

Net increase in net assets . . . . . . . . . . . . . . . . . . . . . .        1,200,876,163        2,713,510,077

NET ASSETS:
Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . .        5,591,411,157        2,877,901,080
                                                                          -----------------    -----------------
End of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   6,792,287,320    $   5,591,411,157
                                                                          -----------------    -----------------


See Notes to Financial Statements

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                      FOR THE PERIOD
                                                                                                       MAY 15, 1996*
                                                                 YEAR ENDED          YEAR ENDED           THROUGH
                                                             DECEMBER 31, 1998   DECEMBER 31, 1997   DECEMBER 31, 1996
                                                             -----------------   -----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period . . . . . . . . .           $    1.000          $    1.000          $    1.000
                                                                 ----------          ----------          ----------
  Net investment income. . . . . . . . . . . . . . . .               0.0556              0.0560              0.0342
  Distributions from net investment income . . . . . .              (0.0556)            (0.0560)            (0.0342)
                                                                 ----------          ----------          ----------
Net increase from investment operations. . . . . . . .               0.0000              0.0000              0.0000
                                                                 ----------          ----------          ----------

Net asset value, end of period . . . . . . . . . . . .           $    1.000          $    1.000          $    1.000
                                                                 ----------          ----------          ----------
                                                                 ----------          ----------          ----------

TOTAL INVESTMENT RETURN (a). . . . . . . . . . . . . .                 5.70%               5.75%               3.47%

RATIOS AND SUPPLEMENTAL DATA:
Ratio of expenses to average net assets. . . . . . . .                 0.03%               0.04%               0.06%(b)(c)
Ratio of net investment income to average net assets .                 5.56%               5.62%               5.47%(b)(c)
Net assets, end of period (in millions). . . . . . . .               $6,792              $5,591              $2,878





*    Commencement of investment operations.
(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b)  Annualized.
(c) Net of administration waiver of expenses, amounting to less than 0.001% of net assets for the period.


See Notes to Financial Statements

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION AND FUND DESCRIPTION
The State Street Navigator Securities Lending Trust (the "Trust") was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios:
State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio and State Street Navigator Securities Lending Short-Term Bond Portfolio. Currently, only State Street Navigator Securities Lending Prime Portfolio (the "Fund") has commenced operations. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program maintained by State Street Bank and Trust Company. The Fund's objective is to maximize current income to the extent consistent with the preservation of capital and liquidity. Participation in the Trust is limited to participants in the Global Securities Lending Program.

Effective February 19, 1998, the name of the Trust was changed from Navigator Securities Lending Trust and the name of the Fund was changed from Navigator Securities Lending Prime Portfolio.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the
Fund:

SECURITY VALUATION: Investments are valued at amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time which, in the case of the Fund's transactions, is within seven days. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States government securities, but may consist of other securities in which the Fund is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Adviser, State Street Global Advisors, a division of State Street Bank and Trust Company.

ORGANIZATION EXPENSES: The Fund bears all costs in connection with its organization. All such costs are being amortized using the straight line method over a period of five years from commencement of the Fund's operations.

FEDERAL INCOME TAXES: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains, and excise tax on income and capital gains.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  FEES AND COMPENSATION PAID TO AFFILIATES
State Street Bank and Trust Company serves as the Fund's Administrator, Adviser, Custodian, and Transfer Agent.

ADVISORY FEE: Under the terms of the investment advisory agreement, the Fund pays an advisory fee at an annual rate of .0175% of the Fund's average daily net assets.

ADMINISTRATION FEE: Under the terms of the administration agreement, the Fund pays an annual administration fee equal to .035% of the Fund's average daily net assets up to $300 million, .020% of the next $300 million and .005% in excess of $600 million, subject to certain minimum requirements.

CUSTODIAN FEE: Under the terms of the custody agreement, the Fund pays an annual accounting fee equal to $30,000 plus a custodian fee equal to .0025% of the Fund's average daily net assets up to $1 billion, .0020% on the next $9 billion, and .0015% in excess of $10 billion, plus transaction costs.

TRANSFER AGENT FEE: Under the terms of the transfer agency agreement, the Fund pays a monthly fee of $2,500 plus transaction costs.

4.  TRUSTEES' FEES
The Trust pays each trustee who is not an officer or employee of the Fund's Investment Adviser or Administrator $3,750 for each meeting of the Board of Trustees. Each trustee is reimbursed for out of pocket and travel expenses.

5.  INVESTMENT TRANSACTIONS
At December 31, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

6.  BENEFICIAL INTEREST
At December 31, 1998, there were three shareholders who each owned over 5% of the Fund's outstanding shares, amounting to 18.51% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

                          REPORT OF INDEPENDENT ACCOUNTANTS






To the Board of Trustees and Shareholders of State Street Navigator Securities Lending Prime Portfolio:


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the State Street Navigator Securities Lending Prime Portfolio (formerly, Navigator Securities Lending Prime Portfolio) (the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 19, 1999

TRUSTEES
Michael A. Jessee
George J. Sullivan Jr.
Peter Tufano

ADMINISTRATOR, CUSTODIAN, LEGAL COUNSEL AND TRANSFER AGENT
State Street Bank and Trust Company
Two Heritage Drive
North Quincy, MA  02171

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal St.
Boston, MA  02110

LEGAL COUNSEL
Goodwin, Proctor & Hoar LLP
Exchange Place
Boston, MA 02109








This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
State Street Bank and Trust Company
Global Securities Lending
Two International Place
Boston, MA 02110